Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	20
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 30, 2012
Closing Date:		July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$394,315,775.50	0.8407586	$361,295,459.91	0.7703528	$33,020,315.59
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$646,545,775.50	0.4452089	$613,525,459.91	0.4224713	$33,020,315.59

Weighted Avg. Coupon (WAC)	4.59%		4.61%
Weighted Avg. Remaining Maturity (WARM)	37.34		36.58
Pool Receivables Balance	$685,860,080.46		$652,170,940.21
Remaining Number of Receivables	60,073		58,840

Adjusted Pool Balance	$676,457,801.88		$643,437,486.29

III. COLLECTIONS

Principal:
Principal Collections	$32,703,455.38
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$686,065.67
Total Principal Collections	$33,389,521.05

Interest:
Interest Collections	$2,577,766.64
Late Fees & Other Charges	$69,737.67
Interest on Repurchase Principal	$-
Total Interest Collections	$2,647,504.31

Collection Account Interest	$1,120.88
Reserve Account Interest	$265.54
Servicer Advances	$-

Total Collections	$36,038,411.78

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	20
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections					$36,038,411.78
Reserve Account Release					$-
Total Available for Distribution					$36,038,411.78
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$571,550.07	$-	$571,550.07	$571,550.07
Collection Account Interest					$1,120.88
Late Fees & Other Charges					$69,737.67
Total due to Servicer					$642,408.62

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$203,729.82		$203,729.82
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$326,539.32		$326,539.32	$326,539.32

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$34,968,155.26

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$33,020,315.59

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$33,020,315.59
Class A-4 Notes				$-
Class A Notes Total:		$33,020,315.59		$33,020,315.59
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$33,020,315.59		$33,020,315.59

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,947,839.67

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,402,278.58
Beginning Period Amount	$9,402,278.58
Current Period Amortization	$668,824.66
Ending Period Required Amount	$8,733,453.92
Ending Period Amount	$8,733,453.92
Next Distribution Date Amount	$8,097,749.49

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		4.42%	4.65%	4.65%

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	20
30/360 Days	30
Actual/360 Days	27

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.79%	58,129	98.27%	$640,903,651.94
30 - 60 Days	0.93%	548	1.33%	$8,648,904.17
61 - 90 Days	0.22%	131	0.32%	$2,089,652.58
91 + Days	0.05%	32	0.08%	$528,731.52
		58,840		$652,170,940.21
Total
Delinquent Receivables 61 + days past due	0.28%	163	0.40%	$2,618,384.10
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.35%	208	0.49%	$3,374,647.93
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.41%	252	0.58%	$4,175,267.83
Three-Month Average Delinquency Ratio	0.34%		0.49%

Repossession in Current Period		47		$736,493.41
Repossession Inventory		96		$592,816.58

Charge-Offs
Gross Principal of Charge-Off for Current Period				$985,684.87
Recoveries				$(686,065.67)
Net Charge-offs for Current Period				$299,619.20

Beginning Pool Balance for Current Period				$685,860,080.46

Net Loss Ratio				0.52%
Net Loss Ratio for 1st Preceding Collection Period				0.83%
Net Loss Ratio for 2nd Preceding Collection Period				0.94%
Three-Month Average Net Loss Ratio for Current Period				0.76%

Cumulative Net Losses for All Periods				$9,664,211.31
Cumulative Net Losses as a % of Initial Pool Balance				0.63%

Principal Balance of Extensions				$2,554,269.67
Number of Extensions				153

The undersigned hereby certifies that the foregoing information is complete and that no Servicer Termination Event has occurred.

HYUNDAI CAPITAL AMERICA, AS SERVICER

By:
Name:	Sukjin Oh
Title:	Treasurer
Date:	March 10, 2014

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